Applicable laws and regulations - Schedule of applicable laws and regulations (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash [abstract]
Capital funds	$ 1,072,110	$ 1,013,796
Risk-weighted assets	$ 8,117,913	$ 6,513,267
Capital adequacy index	13.21%	15.57%